PERSONNEL EXPENSES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PERSONNEL EXPENSES [abstract]
Salaries, wages and other benefits	¥ 65,873	¥ 55,502	¥ 48,741
Contributions to retirement schemes (Note 33)	8,981	8,385	7,878
Personnel expenses	¥ 74,854	¥ 63,887	¥ 56,619